Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Recoverable
Schedule of taxes recoverable

	2024	2023

Parent Company and subsidiaries in Brazil
Value-added tax on sales and services (ICMS)	930	604
ICMS - credits from PP&E	337	391
PIS and COFINS	135	353
PIS and COFINS - credits from PP&E	425	461
Other	216	81

Foreign subsidiaries	-	-
Value-added tax ("IVA")	980	832
Other	107	109
Total	3,130	2,831

Current assets	1,372	1,461
Non-current assets	1,758	1,370
Total	3,130	2,831